Shareholders' Equity (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
SHAREHOLDERS' EQUITY
Common shares, par value	$ 3,211,786	$ 0.000001	$ 1
Distribution of treasury shares		$ 3,833,352
Reserve		695
Special reserve		$ 1,516
Dividends distributed		$ 395	$ 0